Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accumulated deficit			$ (580,695)		$ (567,332)	$ (528,685)
Cash and cash equivalent			350	$ 313	28	60	$ 576
Research and development costs	$ (84)	$ 671	$ 252	$ 1,659	$ 1,667	$ 9,067